UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4215

DREYFUS GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	4/30

Date of reporting period:	7/31/04

SSL-DOCS2 70180139v2

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS GNMA FUND, INC.

Statement of Investments
July 31, 2004 (Unaudited)

		Principal
Bonds and Notes -	121.8%	Amount($)		Value($)

U.S. Government Agencies/Mortgage-Backed	102.2%

Government National Mortgage Association I:
5%		110,375,000	a	108,097,964
5%, 7/15/2033		4,479,863		4,402,855
5.5%, 2/15/2033-4/15/2034		248,009,025		250,019,458
5.5%, Ser. 2004-39, Cl. C, 12/20/2029		4,260,000		4,403,775
6%,		15,849,000	a	16,299,587
6%, 8/15/2026-7/15/2034		135,705,501		139,831,955
6.5%, 9/15/2008-6/15/2032		18,296,742		19,370,846
7%, 11/15/2022-12/15/2022		40,540		43,340
7.5%, 12/15/2006-11/15/2028		16,392,392		17,729,136
8%, 4/15/2008-12/15/2022		7,859,699		8,548,381
8.5%, 2/15/2006-12/15/2022		5,948,397		6,566,307
9%, 1/15/2019-12/15/2022		4,140,567		4,666,897
9.5%, 3/15/2018-11/15/2024		1,235,069		1,396,688
Construction Loans:
6.75%, 3/15/2040		8,180,552		9,070,390
Project Loans:
6.355%, 8/15/2024		3,050,191		3,263,632
6.375%, 10/15/2033		2,734,003		2,934,053
6.5%, 12/15/2023		1,861,389		2,001,350
6.55%, 7/15/2033		7,618,124		7,973,130
6.6%, 9/15/2019-9/15/2030		8,454,803		9,099,695
6.625%, 6/15/2028-5/15/2033		10,372,355		11,212,266
6.75%, 10/15/2033-12/15/2033		6,754,023		7,351,917
				634,283,622

Government National Mortgage Association II:
3%, 7/20/2030-9/20/2030		2,330,265	b	2,333,526
3.25%, 4/20/2030		3,444,552	b	3,424,884
3.375%, 2/20/2027		50,503	b	50,443
3.5%, 8/20/2032		18,407,689	b	18,485,555
4%, 6/20/2032-7/20/2032		14,851,779	b	15,130,649
4.5%, 1/20/2034		1,749,862	b	1,756,151
4.75%, 9/20/2027		25,077	b	25,314
5.5%		146,088,000	a	146,635,830
6%, 12/20/2028-1/20/2031		4,327,213		4,460,764
6.5%, 5/20/2031-6/20/2031		3,157,252		3,303,275
7%, 4/20/2024-4/20/2032		35,151,037		37,326,507
7.5%, 9/20/2030		534,647		575,077
9.5%, 2/20/2016-2/20/2025		267,542		301,223
Stripped Securities, Interest Only Class,
Ser. 2002-88, Cl. GI, 5.5%, 6/20/2031		16,505,422	c	2,599,408
				236,408,606

Federal Home Loan Mortgage Corp.:
Multiclass Mortgage Participation Ctfs.,
REMIC,
Ser. 2539, Cl. TL, 4.5%, 6/15/2017		3,795,304		3,803,580
Stripped Securities, Interest Only Class:
Ser. 1583, Cl. ID, 7%, 2/15/2023		372,034	c	12,917
Ser. 1882, Cl. PK, 7%, 8/15/2026		655,777	c	105,895
Ser. 2048, Cl. PJ, 7%, 4/15/2028		688,847	c	89,984

Ser. 2520, Cl. PI, 5.5%, 1/15/2026		5,244,148	c	357,850
Ser. 2574, Cl. IB, 5.5%, 5/15/2026		17,641,684	c	3,038,449
Ser. 2590, Cl. YD, 5.5%, 4/15/2032		4,545,454	c	1,664,516
Ser. 2615, Cl. IE, 5.5%, 9/15/2029		24,000,000	c	3,990,720
Ser. 2617, Cl. ID, 5%, 10/15/2030		2,500,000	c	827,316
Ser. 2621, Cl. IO, 5%, 1/15/2026		21,337,383	c	2,740,321
Ser. 2627, Cl. UI, 5%, 7/15/2023		16,477,372	c	1,688,692
Ser. 2630, Cl. IE, 5%, 12/15/2025		2,989,900	c	597,233
Ser. 2632, Cl. IB, 5%, 6/15/2026		12,000,000	c	2,432,196
Ser. 2638, Cl. IC, 5%, 5/15/2022		7,300,000	c	1,199,114
Ser. 2645, Cl. IW, 5%, 7/15/2026		33,379,639	c	4,403,466
Ser. 2659, Cl. IA, 5%, 12/15/2021		11,451,600	c	1,084,252
Ser. 2676, Cl. IB, 5%, 4/15/2017		4,281,600	c	326,750
Ser. 2676, Cl. ID, 5%, 1/15/2023		2,000,000	c	325,144
Ser. 2750, Cl. IG, 5%, 12/15/2022		20,000,000	c	2,490,796
Ser. 2764, Cl. IQ, 5%, 1/15/2022		6,000,000	c	700,281
				31,879,472
Federal National Mortgage Association:
6.2%, 1/1/2011		17,726,198		19,206,931
6.82%, 1/1/2028		3,337,775		3,624,438
Ser. 2003-49, Cl. JE, 3%, 4/25/2033		3,516,448		3,353,093
Ser. 2004-58, Cl. LJ, 5%, 7/25/2034		6,000,048		6,117,769
Stripped Securities, Interest Only Class:
Ser. 1997-40, Cl. PI, 7%, 2/18/2027		3,315,023	c	251,113
Ser. 2002-71, Cl. IQ, 5.5%, 8/25/2019		2,127,636	c	6,639
Ser. 2002-76, Cl. PI, 5.5%, 12/25/2025		7,882,917	c	541,492
Ser. 2003-8, Cl. PI, 5.5%, 10/25/2021		5,524,185	c	432,237
Ser. 2003-70, Cl. IC, 5%, 8/25/2015		10,166,300	c	643,726
Whole Loan,
Ser. 2001-W1, Cl. AF6, 6.402%, 7/25/2031		5,598,649		5,701,626
				39,879,064

Total U.S. Government Agencies/Mortgage-Backed				942,450,764

Asset-Backed Ctfs./Home Equity	9.3%
Ameriquest Mortgage Securities:
Ser. 2003-11, Cl. AF4, 5.07%, 2034		10,749,000		10,896,502
Ser. 2003-IA1, Cl. A4, 4.965%, 2033		5,700,000		5,683,663
Ser. 2004-FR1, Cl. A5, 4.455%, 2034		24,950,000		24,234,012
Argent Securities,
Ser. 2004-W5, Cl. AF3, 2.85%, 2034		11,200,000		10,824,658
Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032		3,420,561		3,497,777
Equity One ABS,
Ser. 2004-3, Cl. AF3, 4.265%, 2034		6,461,000		6,463,019
Equivantage Home Equity Loan Trust,
Ser. 1997-1, Cl. A4, 7.775%, 2028		2,758,160		2,757,379
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7, 6.265%, 2029		8,552,432		8,744,947
Residential Funding Mortgage Securities I,
Ser. 2004-HS2, Cl. AI3, 4.4%, 2019		3,278,000		3,298,488
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035		9,329,000		9,329,000
Total Asset-Backed Ctfs./Home Equity				85,729,445

Asset-Backed Ctfs./Trade Receivables	0.3%
ACLC Business Loan Receivables Trust,
Ser. 1998-1, Cl. A1, 6.435%, 2019		3,928,600	d	2,671,448

Commercial Mortgage Pass-Through Ctfs.-			5.1%
Banc of America Commercial Mortgage,
Ser. 2004-2, Cl. E, 4.844%, 2038				6,137,606	5,844,531
Banc of America Large Loan,
Ser. 2002-FL2A, Cl. H, 2.7%, 2014				2,000,000 b,d	1,997,500
COMM:
Ser. 2001-FL5A, Cl. G, 2.243%, 2013				5,335,000 b,d	5,285,588
Ser. 2002-FL7, Cl. G, 3.23%, 2014				1,303,000 b,d	1,303,364
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040				10,315,398	10,582,289
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. E, 5.131%, 2040				11,485,000	11,249,916
GS Mortgage Securities II:
Ser. 2001-LIBA, Cl. A2, 6.615%, 2016				2,695,000 d	2,924,447
Ser. 2004-GG2, Cl. E, 5.762%, 2038				8,000,000	8,039,560

Total Commercial Mortgage Pass-Through Ctfs.-					47,227,195

Residential Mortgage Pass-Through Ctfs.-			3.9%
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034				20,899,111	21,156,379
Countrywide Home Loans,
Ser. 2002-35, Cl. 1A5, 5%, 2018				1,960,684	1,939,578
Harborview Mortgage Loan Trust,
Ser. 2004-4, Cl. 3A, 2.975%, 2034				5,295,971 b	5,190,052
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040				5,312,830 d	5,681,271
PNC Mortgage Securities,
Ser. 1998-11, Cl. 2B2, 6.25%, 2013				316,614	328,234
Residential Asset Securitization Trust,
Ser. 2003-A12, Cl. B2, 5%, 2018				244,139	237,816
Structured Asset Securities,
Ser. 2000-3, Cl. 2A6, 8%, 2030				832,624	833,782

Total Residential Mortgage Pass-Through Ctfs.-					35,367,112

U.S. Government -			1.0%
U.S. Treasury Notes,
1.625%, 1/31/2005				1,692,000 e	1,691,934
4%, 6/15/2009				7,728,000	7,839,670
					9,531,604
Total Bonds and Notes
(cost $1,120,936,833 )					1,122,977,568

				Face Amount
				Covered by
Put Options			0.0%	Contracts($)	Value ($)

U.S. Treasury Notes, 2.5%, 5/31/2006
September 2004 @ $		99.39
(cost $	58,042)			9,172,000	11,465

Other Investments-			8.4%	Shares	Value ($)
Registered Investment Company,
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $	78,098,000)			78,098,000 f	78,098,000

				Principal
Short-Term Investments-			0.1%	Amount($)	Value ($)
U.S. Treasury Bills,
1.26%, 9/16/2004
(cost $	698,870)			700,000 e	698,866

Total Investments (cost $		1,199,791,745)		130.3%	1,201,785,899

Liabilities, Less Cash and Receivables				-30.3%	(279,772,677)

Net Assets				100.0%	922,013,222

a		Purchased on a forward commitment basis.
b	Variable rate security-interest rate subject to periodic change.
c	Notional face amount shown.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $ 19,863,618 or 2.2% of net assets.

e	Fully or partially held by a broker as collateral for open financial futures positions.
f	Investments in affiliated money market mutual funds.

DREYFUS GNMA FUND, INC.

Statement of Financial Futures
July 31, 2004 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2004 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	8	1,689,000	September 2004	8,375
U.S. Treasury 30 Year Bonds	367	39,716,281	September 2004	1,375,968

Financial Futures Short
U.S. Treasury 5 Year Notes	559	61,210,500	September 2004	(101,703)
U.S. Treasury 10 Year Notes	423	46,834,031	September 2004	(738,703)
				543,937

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GNMA FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

SSL-DOCS2 70180139v2